Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Segment Information

Note 11 - Segment Reporting

The Company operates in three reportable segments: Vocal, OG Collection, and Air Mobility. The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (CODM) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.

Vocal is the segment focused on development initiatives. Vocal houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities and the relationships between brands and creators that this framework supports. Vocal derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees. It also includes revenue generated from Vocal’s suite of agency services, offered through Vocal for Brands.

OG Collection

OG Collection is the segment focused on curation, preservation, and monetization of rare and archival media assets. This segment houses the Company’s legacy media library, consisting of vintage photographs, historical film negatives, celebrity ephemera, and related intellectual property. OG Collection oversees both the physical archive and the strategic transformation of these assets into modern IP across multiple formats.

OG Collection derives revenues from the sale and licensing of archival media, framed prints, and memorabilia; the development and sale of limited-edition books and publishing projects through Studio 96; and from collaborations with brands, creators, and institutions seeking access to OG’s library for creative or commercial use. This segment also includes revenue generated from custom publishing services and content creation built around OG Collection assets, with the goal of building long-term IP value through storytelling, editorial development, and collectible product releases.

Air Mobility

Flyte is the segment focused on private aviation services and related travel infrastructure. This segment encompasses Flyte’s operations as both a licensed charter operator and a brokerage, providing on-demand flight solutions for regional and long-range travel. Flyte operates a fleet of managed aircraft under its Part 135 certificate and maintains a network of third-party operators through which it arranges additional charter services.

Flyte derives revenues from directly operated flights through Flyte Hops, brokered flights through Flyte Luxe, and prepaid charter credit through its Jet Card Membership program. Revenue sources include base charter fares, booking fees, repositioning charges, and ancillary service add-ons. The segment also generates revenue from concierge-level travel planning and bespoke client services offered in connection with both operated and brokered flights.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of June 30, 2025
	Vocal	OG Collection	Air Mobility	Corporate	Total

Accounts receivable,Net	$43,125	$-	$11,099	$-	$54,224
Prepaid expenses and other current assets	-	-	27,992	23,875	51,867
Deposits and other assets	-	-	11,651	-	11,651
Intangible assets	-	-	-	7,683,050	7,683,050
Goodwill	-	-	-	8,073,026	8,073,026
All other assets	6,835	236	442,739	2,278,147	2,727,957
Total Assets	$49,960	$236	$493,481	$18,058,098	$18,601,775

Accounts payable and accrued liabilities	$523,474	$24,044	$719,001	$7,620,750	$8,887,269
Note payable, net of debt discount and issuance costs	89,179	-	473,983	956,917	1,520,079
Deferred revenue	117,693	-	310,294	-	427,987
All other Liabilities	-	-	140,035	1,224,673	1,364,708
Total Liabilities	$730,346	$24,044	$1,643,313	$9,802,340	$12,200,043

	For the six month ended June, 30 2025
	Vocal	OG Collection	Air Mobility	Corporate	Total

Net revenue	$434,680	$29,249	$806,713	$24,900	$1,295,542
Cost of revenue	79,050	8,693	509,102	-	596,845
Gross margin	355,630	20,556	297,611	24,900	698,697

Marketing	63,799	43,533	22,986	-	130,318
Compensation	197,025	125,000	403,153	500,576	1,225,754
Stock based compensation	-	-	-	3,310,183	3,310,183
General and administrative	162,302	21,664	393,472	672,592	1,250,030
Total operating expenses	423,126	190,197	819,611	4,483,351	5,916,285

Interest expense	(6,171)	-	-	(121,946)	(128,117)
All other expenses	(5,497)	-	240,567	1,598,479	1,833,549
Other expenses, net	(11,668)	-	240,567	1,476,533	1,705,432
Loss before income tax provision and equity in net loss from unconsolidated investments	$(79,164)	$(169,641)	$(281,433)	$(2,981,918)	$(3,512,156)
	As of December 31, 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total

Accounts receivable,Net	$-	$-	$-	$2,000	$2,000
Prepaid expenses and other current assets	-	-	-	-	-
Deposits and other assets	-	-	-	83,617	83,617
Intangible assets	-	-	-	103,550	103,550
Goodwill	-	-	-	5,415	5,415
All other assets	5,153	1,319	-	2,061,296	2,067,768
Total Assets	$5,153	$1,319	$-	$2,255,878	$2,262,350

Accounts payable and accrued liabilities	$507,374	$17,447	$-	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	-	859,304	947,999
Deferred revenue	146,950	-	-	-	146,950
All other Liabilities	-	-	-	3,014,916	3,014,916
Total Liabilities	$743,019	$17,447	$-	$11,800,203	$12,560,669

	For the six month ended June, 30 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total

Net revenue	$807,009	$-	$-	$-	$807,009
Cost of revenue	(12,625)	-	-	-	(12,625)
Gross margin	819,634	-	-	-	819,634

Research and development	108,861	-	-	-	108,861
Marketing	116,630	-	-	152	116,782
Compensation	-	-	-	1,093,360	1,093,360
Stock based compensation	-	-	-	2,878,525	2,878,525
General and administrative	150,085	6,871	-	1,106,702	1,263,658
Total operating expenses	375,576	6,871	-	5,078,739	5,461,186

Interest expense	(12,193)	-	-	(249,302)	(261,495)
All other expenses	(14,839)	5,000	-	(4,846,442)	(4,856,281)
Other expenses, net	(27,032)	5,000	-	(5,095,744)	(5,117,776)
Loss before income tax provision and equity in net loss from unconsolidated investments	$417,026	$(1,871)	$-	$(10,174,483)	$(9,759,328)

Note 13 - Segment Reporting

Business Segments

The Company’s Chief Executive Officer, who serves as the Chief Operating Decision Maker (“CODM”), evaluates the Company’s financial performance and allocates resources based on a consolidated view of the business. Consequently, the Company operates as a single reportable segment under the guidelines of ASC 280, Segment Reporting. The CODM classifies this segment as Creator Monetization Platform.

The Company’s operations, which include digital media publishing, content creation tools, and creator monetization services, are managed centrally. The CODM assesses financial performance using metrics such as revenue, gross margin, operating profit, and platform engagement metrics, which are outlined below as the primary cost components for evaluating the Company’s performance.

Additionally, the CODM measures income generated from the Company’s assets by focusing on net income as a key performance indicator. This metric is used to assess the return on assets and supports strategic decision-making.

	December 31, 2024	December 31, 2023

Net revenue	$1,498,874	$1,916,453

Reconciliation of Revenue
Less: Cost of good sold	(63,144)	(808,315)
Segment gross margin	1,435,730	1,108,138

Less:
Compensation	1,941,672	3,099,285
Marketing	274,039	362,013
Other segment items	11,557,240	24,406,028
Segment net loss from operations	(12,337,221)	(27,235,778)

Reconciliation of loss:
Other income (expense), net	7,667,210	(11,758,750)
Loss before income taxes	(4,670,011)	(38,994,528)

(1)	Other segment items comprising segment net loss include research and development, stock related expenses, and certain general and administrative expenses